Share Capital/Treasury Shares - Summary of Share Capital (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Proceeds from the exercise of stock options	$ 392	$ 141	$ 6,029
Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Share based compensation by share based award weighted average exercise price of share options exercised	$ 0.046	$ 0.022	$ 0.232
Proceeds from the exercise of stock options			$ 3,099
Exercise Price One [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	498,958	6,004,989	2,873,037
Share based compensation by share based award weighted average exercise price of share options exercised	$ 0.01	$ 0.01	$ 0.01
Exercise Price Two [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	7,088,541	134,375	23,076,923
Share based compensation by share based award weighted average exercise price of share options exercised	$ 0.02	$ 0.02	$ 0.26
Stock issued during the period early exercise of stock options shares			11,918,299
Exercise Price Three [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	101,146	371,771
Share based compensation by share based award weighted average exercise price of share options exercised	$ 0.21	$ 0.21
Exercise Price Four [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	863,542
Share based compensation by share based award weighted average exercise price of share options exercised	$ 0.26